Postretirement Benefits (Tables)	24 Months Ended
Oct. 31, 2012
Summary of Changes in Benefit Obligations and Plan Assets

A summary of the changes in benefit obligations and plan assets is as follows:

	Pension Benefits		Health and Life Insurance Benefits
(in millions)	2012	2011	2012	2011
Change in benefit obligations
Benefit obligations at beginning of year	$4,171	$4,005	$2,000	$1,162
Amendments and administrative changes	—	—	—	302
Service cost	17	17	7	8
Interest on obligations	169	189	83	56
Actuarial loss (gain)	462	242	(72)	547
Curtailments	4	(11)	—	11
Contractual termination benefits	2	38	(3)	6
Retrospective payments due to retirees	—	—	(2)	15
Currency translation	(5)	26	—	—
Plan participants’ contributions	—	—	20	34
Subsidy receipts	—	—	20	—
Benefits paid	(328)	(335)	(187)	(141)

Benefit obligations at end of year	$4,492	$4,171	$1,866	$2,000

Change in plan assets
Fair value of plan assets at beginning of year	$2,392	$2,479	$463	$509
Actual return on plan assets	186	75	27	22
Currency translation	(9)	25	—	—
Employer contributions	157	134	19	2
Benefits paid	(315)	(321)	(72)	(70)

Fair value of plan assets at end of year	$2,411	$2,392	$437	$463

Funded status at year end	$(2,081)	$(1,779)	$(1,429)	$(1,537)

Amounts recognized in our Consolidated Balance Sheets consist of:
Current liability	$(14)	$(13)	$(92)	$(93)
Noncurrent liability	(2,067)	(1,766)	(1,337)	(1,444)

Net liability recognized	$(2,081)	$(1,779)	$(1,429)	$(1,537)

Amounts recognized in our accumulated other comprehensive loss consist of:
Net actuarial loss	$2,529	$2,170	$558	$654
Net prior service cost (benefit)	3	5	(13)	(21)

Net amount recognized	$2,532	$2,175	$545	$633

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

Information for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

(in millions)	2012	2011
Projected benefit obligations	$4,492	$4,171
Accumulated benefit obligations	4,431	4,113
Fair value of plan assets	2,411	2,392

Components of Postretirement Benefits Expense

The components of our postretirement benefits expense included in our Consolidated Statements of Operations for the years ended October 31 consist of the following:

(in millions)	2012	2011	2010
Pension expense	$122	$139	$142
Health and life insurance expense	81	30	37

Total postretirement benefits expense	$203	$169	$179

Net Postretirement Benefits Expenses

Net postretirement benefits expense included in our Consolidated Statements of Operations, and other amounts recognized in our Consolidated Statements of Stockholders’ Equity (Deficit), for the years ended October 31 is comprised of the following:

	Pension Benefits			Health and Life Insurance Benefits
(in millions)	2012	2011	2010	2012	2011	2010
Service cost for benefits earned during the period	$17	$17	$18	$7	$8	$8
Interest on obligation	169	189	209	83	56	81
Amortization of cumulative loss	112	97	98	38	4	8
Amortization of prior service cost (benefit)	1	1	1	(5)	(29)	(20)
Curtailments	5	2	1	(3)	11	2
Contractual termination benefits	2	38	1	(2)	6	(2)
Retrospective payments to retirees	—	—	—	(2)	15	—
Premiums on pension insurance	8	6	7	—	—	—
Expected return on assets	(192)	(211)	(193)	(35)	(41)	(40)

Net postretirement benefits expense	$122	$139	$142	$81	$30	$37

Other Changes in plan assets and benefit obligations recognized in other comprehensive loss (income)
Actuarial net loss (gain)	$469	$374	$77	$(58)	$566	$(127)
Amortization of cumulative loss	(112)	(97)	(98)	(38)	(4)	(8)
Prior service cost (benefit)	(1)	—	4	—	302	(341)
Amortization of prior service benefit (cost)	(1)	(1)	(1)	5	29	20
Curtailments	—	(13)	(3)	3	—	—
Currency translation	2	4	4	—	—	—

Total recognized in other comprehensive loss (income)	$357	$267	$(17)	$(88)	$893	$(456)

Total net postretirement benefits expense and other comprehensive loss (income)	$479	$406	$125	$(7)	$923	$(419)

Defined Benefit Plan Amortization

The estimated amounts for the defined benefit pension plans and the other postretirement benefit plans that will be amortized from AOCL into net periodic benefit expense over the next fiscal year are as follows:

(in millions)	Pension Benefits	Health and Life Insurance Benefits
Amortization of prior service cost (benefit)	$1	$(4)
Amortization of cumulative losses	127	29

Postretirement Benefits Expense Weighted Average Rate Assumptions

The weighted average rate assumptions used in determining benefit obligations for the years ended October 31, 2012 and 2011 were:

	Pension Benefits		Health and Life Insurance Benefits
	2012	2011	2012	2011
Discount rate used to determine present value of benefit obligation at end of year	3.2%	4.2%	3.4%	4.2%
Expected rate of increase in future compensation levels	3.5%	3.5%	—	—

The weighted average rate assumptions used in determining net postretirement benefits expense for 2012, 2011, and 2010 were:

	Pension Benefits			Health and Life Insurance Benefits
	2012	2011	2010	2012	2011	2010
Discount rate(A)	4.1%	4.8%	5.4%	4.2%	4.6%	5.6%
Expected long-term rate of return on plan assets	8.3%	8.5%	8.5%	8.3%	8.5%	8.5%
Expected rate of increase in future compensation levels	3.5%	3.5%	3.5%	—	—	—

(A)	In 2012 for pension benefits, the weighted average discount rate used to compute the expense for the period of November 1, 2011 through July 31, 2012 was 4.2%. Due to plan remeasurements at July 31, 2012 at a rate of 3.3%, the weighted average discount rate for the full fiscal year 2012 was 4.1%. In 2010 for health and life insurance benefits, the weighted average discount rate used to compute the expense for the period of November 1, 2009 through March 31, 2010 was 5.5%. Due to a plan remeasurement at March 31, 2010 at a rate of 5.6%, the weighted average discount rate for the full fiscal year 2010 was 5.6%.

Effect of Changing Health Care Cost Trend Rate by One-Percentage Point

The effect of changing the health care cost trend rate by one-percentage point for each future year is as follows:

(in millions)	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total of service and interest cost components	$10	$(10)
Effect on postretirement benefit obligation	215	(179)

Expected Future Benefit Payments

The expected future benefit payments for the years ending October 31, 2013 through 2017 and the five years ending October 31, 2022 are estimated as follows:

(in millions)	Pension Benefit Payments	Other Postretirement Benefit Payments(A)
2013	$326	$135
2014	318	132
2015	308	134
2016	301	127
2017	294	121
2018 through 2022	1,362	543

(A)	Payments are net of expected participant contributions and expected federal subsidy receipts.

Pension Plans, Defined Benefit
Schedule of Plan Assets

Pension Assets

	2012				2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset Category
Cash and Cash Equivalents	$85	$—	$—	$85	$82	$—	$—	$82
Equity
U.S. Large Cap	463	—	—	463	492	—	—	492
U.S. Small-Mid Cap	271	—	—	271	242	—	—	242
Canadian	108	—	—	108	103	—	—	103
International	186	—	—	186	179	—	—	179
Emerging Markets	101	—	—	101	105	—	—	105
Equity derivative	—	—	4	4	—	—	—	—
Fixed Income
Corporate Bonds	—	136	—	136	—	466	—	466
Government Bonds	—	547	—	547	—	225	—	225
Asset Backed Securities	—	9	—	9	—	19	—	19
Mortgage Backed Securities	—	1	—	1	—	8	—	8
Fixed income derivative	—	—	19	19	—	—	—	—
Collective Trusts and Other
Common and Preferred Stock	—	244	—	244	—	231	—	231
Commodities	—	66	—	66	—	76	—	76
Hedge Funds	—	—	92	92	—	—	99	99
Private Equity	—	—	92	92	—	—	75	75
Mutual Funds	36	—	—	36	34	—	—	34
Real Estate	—	—	1	1	—	—	1	1

Total(A)	$1,250	$1,003	$208	$2,461	$1,237	$1,025	$175	$2,437

(A)	For both October 31, 2012 and 2011, the totals exclude $8 million of receivables, which are included in the change in plan assets table. In addition, the table above includes the fair value of Canadian pension assets translated at the exchange rates as of October 31, 2012 and 2011, respectively, while the change in plan asset table includes the fair value of Canadian pension assets translated at historical foreign currency rates.

Changes in Level 3 Assets

The table below presents the changes for those financial instruments classified within Level 3 of the valuation hierarchy for pension assets for the years ended October 31, 2012 and 2011:

(in millions)	Hedge Funds	Private Equity	Real Estate	Insurance Contract	Fixed Income Derivative	Equity Derivatives
Balance at November 1, 2010	$102	$57	$1	$120	$—	$—
Unrealized gains (losses)	(21)	15	—	—	—	—
Realized gains	19	—	—	1	—	—
Purchases, issuances, and settlements	(1)	3	—	(121)	—	—

Balance at October 31, 2011	$99	$75	$1	$—	$—	$—
Unrealized gains (losses)	(1)	10	—	—	19	4
Realized gains	4	—	—	—	—	—
Purchases, issuances, and settlements	(10)	7	—	—	—	—

Balance at October 31, 2012	$92	$92	$1	$—	$19	$4

Other Pension Plans, Defined Benefit [Member]
Schedule of Plan Assets

Other Postretirement Benefits

	2012				2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset Category
Cash and Cash Equivalents	$31	$—	$—	$31	$24	$—	$—	$24
Equity
U.S. Large Cap	82	—	—	82	100	—	—	100
U.S. Small-Mid Cap	64	—	—	64	59	—	—	59
Emerging Markets	22	—	—	22	26	—	—	26
International	63	—	—	63	68	—	—	68
Fixed Income
Corporate Bonds	—	49	—	49	—	77	—	77
Government Bonds	—	66	—	66	—	42	—	42
Asset Backed Securities	—	4	—	4	—	4	—	4
Mortgage Backed Securities	—	—	—	—	—	1	—	1
Collective Trusts and Other
Commodities	—	13	—	13	—	17	—	17
Hedge Funds	—	—	19	19	—	—	25	25
Private Equity	—	—	23	23	—	—	19	19

Total(A)	$262	$132	$42	$436	$277	$141	$44	$462

(A)	For both October 31, 2012 and 2011, the totals excludes $1 million of receivables, which are included in the change in plan asset table.

Changes in Level 3 Assets

The table below presents the changes for those financial instruments classified within Level 3 of the valuation hierarchy for other postretirement benefit assets for the years ended October 31, 2012 and 2011:

(in millions)	Hedge Funds	Private Equity
Balance at November 1, 2010	$25	$14
Unrealized gains (losses)	(4)	4
Purchases, issuances, and settlements	4	1

Balance at October 31, 2011	$25	$19
Unrealized gains (losses)	(2)	2
Realized gains	2	—
Purchases, issuances, and settlements	(6)	2

Balance at October 31, 2012	$19	$23